STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Treasury shares	10,324,181	10,900,938	11,376,531
Treasury stock reissued	2,094,108	2,872,272	3,118,665